Document And Entity Information	12 Months Ended
Dec. 31, 2015 shares
Document Information [Line Items]
Entity Registrant Name	Pointer Telocation Ltd
Entity Central Index Key	0000920532
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	PNTR
Document Period End Date	Dec. 31, 2015
Document Type	20-F
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2015
Entity Common Stock, Shares Outstanding	7,784,644
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes